Note 21 - American Depositary Shares ("ADS") Plan	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
American Depositary Shares Plan [Text Block]
21.	AMERICAN DEPOSITARY SHARES ("ADS") PLAN

In September 2015, the Group issued 4,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 800,000 ADSs under the 2004 Plan and 2014 Plan. As of December 31, 2015, 3,305,800 shares were available for future exercise of options and vesting of granted shares.